Note 24 - Employee Benefits - Defined Benefit Obligation (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Balance	R$ 3,510.3	R$ 2,648.2
Service costs	58.0	51.4	R$ 41.6
Balance	3,166.1	3,510.3	2,648.2
Present value of defined benefit obligation [member]
Statement Line Items [Line Items]
Balance	(8,777.6)	(6,845.0)	(5,951.9)
Service costs	(58.0)	(51.4)	(41.6)
Interest costs	(324.3)	(339.4)	(333.6)
Gains and (losses) on settlements or reductions in benefits	3.6	44.1	1.2
Contributions by plan participants	(6.9)	(6.1)	(4.3)
Actuarial gains and (losses) - geographical assumptions	52.3	54.5	0.5
Actuarial gains and (losses) - financial assumptions	726.8	(443.6)	(703.2)
Experience adjustments	(213.0)	(180.9)	119.0
Reclassifications	(1.0)	0.0	0.0
Effect of exchange rate fluctuations	(495.3)	(1,531.7)	(385.7)
Benefits paid	573.7	521.9	454.6
Balance	R$ (8,519.7)	R$ (8,777.6)	R$ (6,845.0)